CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income	$ 845,331	$ 1,269,926	$ 2,897,564
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	387,779	379,947	295,040
Loss from disposal of property and equipment		4,742	9,973
Amortization right-of-use assets	221,924	252,356	257,929
Allowance for (net recovery of) credit losses and doubtful accounts	(175,819)	(117,510)	266,945
Provision for (reversal) of inventory reserve	(2,352)	(1,457)	502
Deferred income tax provision (benefit)	(2,530)	34,490	(16,655)
Changes in operating assets and liabilities:
Accounts receivable	674,111	(1,328,948)	(1,753,464)
Accounts receivable-related parties, net	363,896	6,355	(656,829)
Inventories	235,154	145,697	(16,327)
Advance to vendors	144,178	(257,233)	(1,115,177)
Advance to vendors-related parties	407,932	(65,643)	(224,065)
Prepaid expenses and other current assets	(172,823)	(70,021)	165,198
Long-term receivable	110,104	106,319	362,519
Finance receivables	100,258	42,663	(47,030)
Other non-current assets	128,170	(328,340)	(131,123)
Accounts payable	(721,380)	758,843	(68,302)
Accounts payable-related parties	(7,750)	(82,264)	98,033
Deferred revenue	43,095	167,023	(88,413)
Payroll payable	(97,864)	84,610	182,633
Taxes payable	(1,025)	58,619	119,450
Accrued expenses and other current liabilities	(90,163)	(4,728)	(105,819)
Operating lease liabilities	(169,808)	(271,506)	(223,231)
Other long-term payable			7,104
Net cash provided by operating activities	2,220,418	783,940	216,455
Cash flows from investing activities:
Purchase of property and equipment	(55,216)	(353,974)	(919,541)
Proceeds from disposal of property and equipment		18,453	23,528
Payment made for short-term loans to third parties	(1,170,183)
Proceeds from long-term loans to third parties	13,565
Purchase of short-term investments	(3,019,257)	(1,599,964)	(4,177,230)
Redemption of short-term investments	2,656,228	3,356,390	2,527,957
Collections received from (payments made to) related parties	(42,078)	(257,946)	282,027
Net cash provided by (used in) investing activities	(1,616,941)	1,162,959	(2,263,259)
Cash flows from financing activities:
Proceeds from short-term bank loan	6,990	145,930
Repayment of short-term bank loan	(146,791)
Payment received from additional capital contribution			835,813
Proceeds received from issuance of Class A ordinary share	458,341	548,367
Capital reduction refund	(98,220)
Payments made for deferred offering costs	(6,527)	(97,510)	(375,871)
Proceeds from (repayments of) loans from related parties	(163,362)	(75,894)	239,429
Net cash provided by financing activities	50,431	520,893	699,371
Effect of changes of foreign exchange rates on cash and cash equivalents	(241,643)	(185,351)	137,380
Net increase (decrease) in cash and cash equivalents	412,265	2,282,441	(1,210,053)
Cash and cash equivalents, beginning of year	4,949,836	2,667,395	3,877,448
Cash and cash equivalents, end of year	5,362,101	4,949,836	2,667,395
Supplemental disclosure of cash flow information
Cash paid for income tax	115,933	81,386	143,394
Cash paid for interest	774
Supplemental non-cash financing activity:
Right of use assets obtained in exchange for operating lease liabilities	223,681	257,883	274,109
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	$ 60,137	$ 7,204	$ 257,646